Noncontrolling Interests and Redeemable Noncontrolling Interests (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2019	Apr. 30, 2018 USD ($) item	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥) shareholder	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of noncontrolling interests					¥ 1,698,810,000	$ 244,019	¥ 15,510,000		¥ 311,500,000
Cash consideration for repurchase of redeemable noncontrolling interests							780,000,000
Cash consideration for repurchase of noncontrolling interests							¥ 195,000,000
Hangzhou Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Cash consideration for repurchase of redeemable noncontrolling interests			¥ 780,000,000.0
Cash consideration for repurchase of noncontrolling interests			195,000,000.0
Gains or losses from repurchase of noncontrolling interest			0
Excess of consideration transferred over carrying amount of noncontrolling interests surrendered recorded as a reduction to retained earnings			63,900,000
Excess of consideration transferred over carrying amount of redeemable noncontrolling interests surrendered as deemed dividend to preferred shareholders			¥ 159,400,000
NetEase Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Ownership percentage, owned by noncontrolling owners				12.59%	37.40%	37.40%
Hangzhou Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest				¥ 600,000,000.0
Number of investors | shareholder				1
Total cash consideration from issuance of noncontrolling interests				¥ 150,000,000.0
Cloud Village Inc
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest | $						$ 711,600		$ 716,300
Youdao
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest | $		$ 70,000
Number of investors | item		2
Youdao | Class A ordinary shares
Noncontrolling Interests and Redeemable Noncontrolling Interests
Stock re-designation/conversion ratio, into Class A ordinary shares	1